Expense Example {- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-11 - Strategic Income Portfolio	Apr. 30, 2021 USD ($)
VIP Strategic Income Portfolio-Initial VIP
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	835
VIP Strategic Income Portfolio-Service VIP
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
VIP Strategic Income Portfolio-Service 2 VIP
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131